Foreign currency assets and liabilities (Details) $ / shares in Units, $ in Millions	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Statement [Line Items]
Derivative financial instruments | $	$ 2,800		$ 1,038
Cash and cash equivalents | $	34,911		45,143
Trade and other payables | $	$ 4,598		$ 3,690
Euros [Member] | Trade And Other Receivables [Member]
Statement [Line Items]
Amount of foreign currency		$ 0.08
Prevailing exchange rate		$ 130.88
Trade and other receivables | $		$ 11		$ 39
Trade And Other Receivable | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency		$ 80.17
Prevailing exchange rate		$ 125.03
Trade and other receivables | $		$ 10,024		15,121
Trade and other receivables related parties [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency		$ 18.24
Prevailing exchange rate		$ 125.23
Trade and other receivables related parties | $		$ 2,284		10
Investment in financial assets [member]
Statement [Line Items]
Amount of foreign currency		$ 3.81
Prevailing exchange rate		$ 21.80
Investment in financial assets | $		$ 83		0
Investment in financial assets [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency		$ 16.16
Prevailing exchange rate		$ 125.03
Investment in financial assets | $		$ 2,020		1,492
Investment in financial assets [member] | New Israel Shekel [Member]
Statement [Line Items]
Amount of foreign currency		$ 15.98
Prevailing exchange rate		$ 35.93
Investment in financial assets | $		$ 574		1,000
Investment in financial assets [member] | Pounds [Member]
Statement [Line Items]
Amount of foreign currency		$ 0.75
Prevailing exchange rate		$ 130.95
Investment in financial assets | $		$ 98		164
Derivative Financial Instruments [Member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency		$ 3.09
Prevailing exchange rate		$ 125.03
Derivative financial instruments | $		$ 386		687
Cash and cash equivalents [member]
Statement [Line Items]
Amount of foreign currency		$ 61.06
Prevailing exchange rate		$ 21.80
Cash and cash equivalents | $		$ 1,331		0
Cash and cash equivalents [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency		$ 133.35
Prevailing exchange rate		$ 125.03
Cash and cash equivalents | $		$ 16,673		10,249
Cash and cash equivalents [member] | Euros [Member]
Statement [Line Items]
Amount of foreign currency		$ 0.02
Prevailing exchange rate		$ 130.88
Cash and cash equivalents | $		$ 2		2
Borrowings [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency		$ 848.42
Prevailing exchange rate		$ 125.23
Borrowings | $		$ 106,248		142,706
Borrowings with related parties [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency		$ 7.11
Prevailing exchange rate		$ 125.23
Borrowings with related parties | $		$ 890		118
Derivative financial liabilities [member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency		$ 3.06
Prevailing exchange rate		$ 125.23
Derivative financial instruments | $		$ 383		166
Foreign currency Assets [member]
Statement [Line Items]
Trade and other receivables | $		12,319		15,170
Investment in financial assets | $		2,775		2,656
Derivative financial instruments | $		386		687
Cash and cash equivalents | $		18,007		10,251
Total Assets | $		33,487		28,764
Foreign currency Liabilities [member]
Statement [Line Items]
Trade and other payables | $		4,965		9,075
Borrowings | $		107,138		142,824
Derivative financial liabilities | $		383		166
Total Liabilities | $		$ 112,486		152,065
Cash And Cash Equivalent [Member] Urguayan Pesos [Member]
Statement [Line Items]
Amount of foreign currency		$ 0.31
Prevailing exchange rate		$ 3.21
Cash and cash equivalents | $		$ 1		0
Trade And Other Payable [Member] Brazilian Reais [Member]
Statement [Line Items]
Amount of foreign currency		$ 0.93
Prevailing exchange rate		$ 3.21
Trade and other payables | $		$ 3		2
Trade And Other Payable [Member] Brazilian Reais [Member] | US Dollar [Member]
Statement [Line Items]
Amount of foreign currency		$ 39.22
Prevailing exchange rate		$ 125.23
Trade and other payables | $		$ 4,912		9,021
Trade And Other Payable [Member] Brazilian Reais [Member] | Euros [Member]
Statement [Line Items]
Amount of foreign currency		$ 0.02
Prevailing exchange rate		$ 131.40
Trade and other payables | $		$ 2		52
Trade And Other Payable [Member] Brazilian Reais [Member] | Uruguayan pesos [Member]
Statement [Line Items]
Amount of foreign currency		$ 0.38
Prevailing exchange rate		$ 125.23
Trade and other payables | $		$ 48		$ 0